Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Net benefit from reduction of taxes payable	$ 11,037
Lapse of statute of limitations	28,774	$ 4,606	$ 17,232
Tax benefit, settlement	9,450	15,264
Net benefit from release of valuation allowances on deferred tax assets	$ 12,754	15,651
Foreign tax benefit from tax provision of non-taxable internal capital gain recognized		19,963
Provisions for uncertain foreign tax positions		$ 23,597